                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21780
-------------------------------------------------------------------------------

                              MFS SERIES TRUST XII
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

               Date of fiscal year end: April 30 and October 31*
-------------------------------------------------------------------------------

                    Date of reporting period: July 31, 2007
-------------------------------------------------------------------------------

* MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund, each a series of the Registrant, have a fiscal year end April 30. The MFS Sector Rotational Fund, a series of the Registrant, has a fiscal year end October 31.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) LIFETIME(R) RETIREMENT INCOME FUND

7/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT


MFS Lifetime Retirement Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07

ISSUER                                                                                         SHARES/PAR       VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.8%
-------------------------------------------------------------------------------------------------------------------------
MFS Floating Rate High Income Fund - Class I                                                      74,987       $  724,369
-------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                                          78,344          732,514
-------------------------------------------------------------------------------------------------------------------------
MFS Inflation-Adjusted Bond Fund - Class I                                                        75,489          736,016
-------------------------------------------------------------------------------------------------------------------------
MFS Limited Maturity Fund - Class I                                                              229,586        1,460,167
-------------------------------------------------------------------------------------------------------------------------
MFS Money Market Fund                                                                            729,864          729,864
-------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                                                 148,445        1,459,210
-------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                                       27,483          714,552
-------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                          25,691          714,715
-------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                           $7,271,407
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.5%
-------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.34%, due 8/01/07 (y)                                          $ 38,000       $   38,000
-------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                            $7,309,407
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.3)%                                                                           (22,227)
-------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                          $7,287,180
-------------------------------------------------------------------------------------------------------------------------

(y) The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LIFETIME RETIREMENT INCOME FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                      $7,309,020
                                                                    ==========
Gross unrealized appreciation                                       $   52,776
Gross unrealized depreciation                                          (52,389)
                                                                    ----------
      Net unrealized appreciation (depreciation)                    $      387
                                                                    ==========

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) LIFETIME(R) 2010 FUND

7/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT


MFS Lifetime 2010 Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07

ISSUER                                                                                         SHARES/PAR       VALUE ($)
--------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 100.2%
--------------------------------------------------------------------------------------------------------------------------
MFS Core Growth Fund - Class I                                                                     24,764      $   509,150
--------------------------------------------------------------------------------------------------------------------------
MFS Floating Rate High Income Fund - Class I                                                       61,291          592,075
--------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                                          172,639        1,614,178
--------------------------------------------------------------------------------------------------------------------------
MFS Inflation-Adjusted Bond Fund - Class I                                                         60,549          590,349
--------------------------------------------------------------------------------------------------------------------------
MFS Limited Maturity Fund - Class I                                                               507,794        3,229,568
--------------------------------------------------------------------------------------------------------------------------
MFS Money Market Fund                                                                           1,614,340        1,614,340
--------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                                                  328,473        3,228,889
--------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                                        81,268        2,112,958
--------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                          23,900          509,313
--------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                           76,074        2,116,371
--------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                           $16,117,191
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.0%
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.34%, due 8/01/07 (y)                                         $  325,000      $   325,000
--------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                            $16,442,191
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (2.2)%                                                                           (357,283)
--------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                          $16,084,908
--------------------------------------------------------------------------------------------------------------------------

(y) The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LIFETIME 2010 FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $16,209,504
                                                                   ===========
Gross unrealized appreciation                                      $   300,780
Gross unrealized depreciation                                          (68,093)
                                                                   -----------
      Net unrealized appreciation (depreciation)                   $   232,687
                                                                   ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) LIFETIME(R) 2020 FUND

7/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT


MFS Lifetime 2020 Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07

ISSUER                                                                                         SHARES/PAR       VALUE ($)
--------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.9%
--------------------------------------------------------------------------------------------------------------------------
MFS Core Growth Fund - Class I                                                                   313,322       $ 6,441,902
--------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                                         374,134         3,498,157
--------------------------------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I                                                                   676,001         2,501,204
--------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                    50,720         1,558,110
--------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I (a)                                                            387,311         3,993,178
--------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I                                                                 265,488         3,977,016
--------------------------------------------------------------------------------------------------------------------------
MFS Money Market Fund                                                                            923,874           923,874
--------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                                                 707,289         6,952,654
--------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                                      221,863         5,768,443
--------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                        303,903         6,476,182
--------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                         263,335         7,325,970
--------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                           $49,416,690
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.3%
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.34%, due 8/01/07 (y)                                          $162,000       $   162,000
--------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                            $49,578,690
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.2)%                                                                           (106,156)
--------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                          $49,472,534
--------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LIFETIME 2020 FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $47,748,239
                                                                   ===========
Gross unrealized appreciation                                      $ 2,037,322
Gross unrealized depreciation                                         (206,871)
                                                                   -----------
      Net unrealized appreciation (depreciation)                   $ 1,830,451
                                                                   ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) LIFETIME(R) 2030 FUND

7/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT


MFS Lifetime 2030 Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07

ISSUER                                                                                         SHARES/PAR       VALUE ($)
--------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.8%
--------------------------------------------------------------------------------------------------------------------------
MFS Core Growth Fund - Class I                                                                   283,195       $ 5,822,491
--------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                                          30,563           285,765
--------------------------------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I                                                                    76,545           283,217
--------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                    90,845         2,790,773
--------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I (a)                                                            416,831         4,297,523
--------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I                                                                 286,669         4,294,309
--------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Fund - Class I (a)                                                              59,637         1,246,412
--------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                                                  58,016           570,298
--------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                                      117,313         3,050,142
--------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                        157,630         3,359,089
--------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                         164,555         4,577,917
--------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                           $30,577,936
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.6%
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.34%, due 8/01/07 (y)                                          $165,000       $   165,000
--------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                            $30,742,936
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.4)%                                                                           (113,106)
--------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                          $30,629,830
--------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LIFETIME 2030 FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $29,129,083
                                                                   ===========
Gross unrealized appreciation                                      $ 1,635,223
Gross unrealized depreciation                                          (21,370)
                                                                   -----------
      Net unrealized appreciation (depreciation)                   $ 1,613,853
                                                                   ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) LIFETIME(R) 2040 FUND

7/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT


MFS Lifetime 2040 Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07

ISSUER                                                                                         SHARES/PAR       VALUE ($)
--------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.7%
-------------------------------------------------------------------------------------------------------------------------
MFS Core Growth Fund - Class I                                                                   165,184       $ 3,396,183
-------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                    55,532         1,705,950
-------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I (a)                                                            246,942         2,545,970
--------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I                                                                 169,818         2,543,869
--------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Fund - Class I (a)                                                              40,633           849,236
--------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                                       65,270         1,697,024
--------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                         80,235         1,709,800
--------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                          91,555         2,547,051
--------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                           $16,995,083
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.5%
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.34%, due 8/01/07 (y)                                          $ 87,000       $    87,000
--------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                            $17,082,083
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.2)%                                                                            (26,213)
--------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                          $17,055,870
--------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LIFETIME 2040 FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $16,200,061
                                                                   ===========
Gross unrealized appreciation                                      $   882,022
Gross unrealized depreciation                                                -
                                                                   -----------
      Net unrealized appreciation (depreciation)                   $   882,022
                                                                   ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) SECTOR ROTATIONAL FUND

7/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT


MFS Sector Rotational Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/07

ISSUER                                                                                          SHARES/PAR      VALUE ($)
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.4%
--------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 4.2%
--------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                              51,598    $  4,053,538
--------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                           59,250       4,323,472
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              $  8,377,010
--------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 3.9%
--------------------------------------------------------------------------------------------------------------------------
Coach, Inc. (a)                                                                                     87,106    $  3,959,838
--------------------------------------------------------------------------------------------------------------------------
Guess?, Inc. (l)                                                                                    77,020       3,657,679
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              $  7,617,517
--------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.8%
--------------------------------------------------------------------------------------------------------------------------
Genuine Parts Co.                                                                                   75,630    $  3,598,474
--------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.9%
--------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. (a)                                                                          103,632    $  3,858,218
--------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 2.1%
--------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                                 78,800    $  4,087,355
--------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 4.2%
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (l)                                                                       18,665    $  3,515,366
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc. (l)                                                                  46,624       2,890,688
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                      28,340       1,810,076
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              $  8,216,130
--------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.0%
--------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                                      50,565    $  3,997,163
--------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 8.8%
--------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (a)                                                                            35,730    $  4,707,785
--------------------------------------------------------------------------------------------------------------------------
Avnet, Inc. (l)                                                                                     90,460       3,426,625
--------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                114,315       5,261,919
--------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp. (l)                                                           18,350       2,030,428
--------------------------------------------------------------------------------------------------------------------------
NCR Corp.                                                                                           38,760       2,024,047
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              $ 17,450,804
--------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. (a)                                                                            77,930    $  1,913,961
--------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.0%
--------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                                83,350    $  3,923,285
--------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.9%
--------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                                 55,170    $  3,696,942
--------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 4.0%
--------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                   48,940    $  4,166,262
--------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                                  67,190       3,708,888
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              $  7,875,150
--------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 2.2%
--------------------------------------------------------------------------------------------------------------------------
McDermott International, Inc.                                                                       52,250    $  4,333,615
--------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 3.2%
--------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                                                       48,050    $  2,503,886
--------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                       59,244       3,887,591
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              $  6,391,477
--------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.7%
--------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                         63,400    $  3,273,976
--------------------------------------------------------------------------------------------------------------------------
INSURANCE - 6.2%
--------------------------------------------------------------------------------------------------------------------------
CNA Financial Corp. (l)                                                                             74,670    $  3,100,298
--------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                       60,320       3,632,470
--------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                          42,030       3,725,119
--------------------------------------------------------------------------------------------------------------------------
Torchmark Corp.                                                                                     28,550       1,756,967
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              $ 12,214,854
--------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 6.5%
--------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                         33,850    $  4,076,217
--------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                               42,443       4,188,275
--------------------------------------------------------------------------------------------------------------------------
Terex Corp.                                                                                         52,050       4,489,313
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              $ 12,753,805
--------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 1.8%
--------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                  106,450    $  3,594,817
--------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.2%
--------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. (a)                                                                           48,290    $  2,420,778
--------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 2.1%
--------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                          77,453    $  4,074,028
--------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 5.5%
--------------------------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                                         52,810    $  2,017,342
--------------------------------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc. (l)                                                                    40,990       4,301,081
--------------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co. (l)                                                                   84,635       4,446,723
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              $ 10,765,146
--------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 2.2%
--------------------------------------------------------------------------------------------------------------------------
Energen Corp.                                                                                       83,005    $  4,391,795
--------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 3.5%
--------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                                            140,574    $  4,063,994
--------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                      70,240       2,925,496
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              $  6,989,490
--------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 10.6%
--------------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc. (l)                                                                       69,710    $  4,257,190
--------------------------------------------------------------------------------------------------------------------------
FMC Technologies, Inc. (l)                                                                          45,228       4,139,267
--------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp. (l)                                                                             27,690       1,985,650
--------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. (a)                                                                    42,350       5,086,659
--------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                   56,573       5,358,595
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              $ 20,827,361
--------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.3%
--------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                                     62,681    $  2,581,204
--------------------------------------------------------------------------------------------------------------------------
Ryder System, Inc.                                                                                  37,380       2,032,351
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              $  4,613,555
--------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                                 17,919    $  2,134,870
--------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.9%
--------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                                  116,490    $  3,732,340
--------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 4.3%
--------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                      40,805    $  3,524,328
--------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                       64,103       4,911,572
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              $  8,435,900
--------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.7%
--------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                         125,401    $  4,910,703
--------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. (a)(l)                                                    271,750       2,318,028
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              $  7,228,731
--------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.6%
--------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                          29,250    $  1,252,193
--------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                         $194,040,740
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.6%
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.34%, due 8/01/07 (y)                                         $ 1,172,000    $  1,172,000
--------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 11.5%
--------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                22,726,434    $ 22,726,434
--------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                           $217,939,174
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (10.5)%                                                                       (20,752,126)
--------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                         $197,187,048
--------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS SECTOR ROTATIONAL FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 7/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $213,381,447
                                                                  ============
Gross unrealized appreciation                                     $ 10,533,076
Gross unrealized depreciation                                       (5,975,349)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $  4,557,727
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At July 31, 2007, the value of securities loaned was $22,726,434. These loans were collateralized by cash of $23,255,040 and U.S. Treasury obligations of $1,755,180.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: September 13, 2007
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: September 13, 2007
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 13, 2007
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* Print name and title of each signing officer under his or her signature.